Financial instruments (Tables)	6 Months Ended
Jun. 30, 2019
Financial Instruments - additional disclosure [abstract]
Disclosure of fair value measurement [text block]
	Level 1		Level 2		Level 3		Valued at amortized cost or cost		Total

(USD millions)	Jun 30, 2019	Dec 31, 2018	Jun 30, 2019	Dec 31, 2018	Jun 30, 2019	Dec 31, 2018	Jun 30, 2019	Dec 31, 2018	Jun 30, 2019	Dec 31, 2018

Debt securities		302	25	23					25	325

Fund investments	35	35							35	35

Total marketable securities	35	337	25	23					60	360

Time deposits and short term investments with original maturity more than 90 days							81	2 087	81	2 087

Derivative financial instruments			93	130					93	130

Accrued interest on debt securities								12		12

Total marketable securities, time deposits and derivative financial instruments	35	337	118	153			81	2 099	234	2 589

Financial investments and long-term loans
Financial investments	1 946	698			539	488			2 485	1 186

Fund investments					224	251			224	251

Contingent consideration receivables					408	396			408	396

Long-term loans and receivables from customers and finance lease, advances, security deposits							317	512	317	512

Financial investments and long-term loans	1 946	698			1 171	1 135	317	512	3 434	2 345

Associated companies at fair value through profit or loss					167	145			167	145

Contingent consideration payables					-728	-907			-728	-907

Other financial liabilities					-22	-10			-22	-10

Derivative financial instruments			-189	-58					-189	-58

Total financial liabilities at fair value			-189	-58	-750	-917			-939	-975